EQUITY - General and Limited Partnership Units (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period	80,890,659
Repurchased and canceled	(560,491)
Balance at end of period	80,330,168
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period	4
Repurchased and canceled	0
Balance at end of period	4
Limited Partners
Disclosure of classes of share capital [line items]
Balance at beginning of period	80,890,655
Repurchased and canceled	(560,491)	(89,027)
Balance at end of period	80,330,164